Other (expense) income	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Other (expense) income

Note 7 Other (expense) income

		THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	NOTE	2019	2018	2019	2018
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans		12	(30)	112	(107)
Equity (losses) income from investments in associates and joint ventures
Losses on investments (1)		(53)	(20)	(53)	(20)
Operations		(6)	(20)	5	(3)
Early debt redemption costs	9	(18)	(18)	(18)	(18)
Impairment of assets		(1)	—	(5)	(4)
Losses on retirements and disposals of property, plant and equipment and intangible assets		(1)	(2)	(6)	(1)
Losses on investments		—	—	(4)	—
Other		11	2	14	4
Total other (expense) income		(56)	(88)	45	(149)

(1)
The $53 million and $20 million loss in 2019 and 2018, respectively, represents BCE's share of an obligation to repurchase at fair value the minority interest in one of BCE's joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity gains or losses from investments in associates and joint ventures.